Consolidated Statements of Net Income and Comprehensive Income - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, net
Product sales, net	$ 29,109,365	$ 27,132,832	$ 29,304,800
Cost of goods sold (Note 7 & 9)	4,152,238	3,464,686	3,721,191
Gross profit	24,957,127	23,668,146	25,583,609
Expenses
Selling, general and administrative	19,502,337	14,867,635	15,417,604
Research and development	6,681,013	5,148,233	3,630,079
Other expense	26,183,350	20,015,868	19,047,683
(Loss) income before the undernoted	(1,226,223)	3,652,278	6,535,926
Other expense (income):
Revaluation of holdback receivable (Note 10)	1,472,999	(82,489)
Impairment loss (Note 9)		635,721
Total Other (income) expense	1,472,999	553,232
Finance (income) costs:
Finance (income) expense, net (Note 14)	(1,060,932)	837,461	2,478,914
Foreign exchange (gain) loss, net	(6,460,805)	(175,459)	262,469
Total Finance costs (income)	(7,521,737)	662,002	2,741,383
Net income before income taxes	4,822,515	2,437,044	3,794,543
Income tax (expense) recovery
Current (Note 13)	(677,900)	9,392,836	(501,315)
Deferred (Note 13)	(218,976)	(333,187)	331,095
Income tax expense	(896,876)	9,059,649	(170,220)
Net income before discontinued operations	3,925,639	11,496,693	3,624,323
Net income from discontinued operations, net of tax (Note 5)	0	31,924,191	23,358,318
Net income	3,925,639	43,420,884	26,982,641
Translation adjustment, attributable to:
Continuing operations	594,453	(30,295)	(400,829)
Discontinued operations		21,567	(21,567)
Comprehensive income	$ 4,520,092	$ 43,412,156	$ 26,560,245
Earnings per share from continuing operations
Basic (Note 12(e))	$ 0.25	$ 0.74	$ 0.24
Diluted (Note 12(e))	0.24	0.63	0.21
Earnings per share from discontinued operations
Basic (Note 12(e))	0.00	2.04	1.56
Diluted (Note 12(e))	0	1.76	1.35
Earnings per share
Basic (Note 12(e))	0.25	2.78	1.80
Diluted (Note 12(e))	$ 0.24	$ 2.39	$ 1.56